Shareholder Report, Holdings (Details) - C000211759 [Member]	Jun. 30, 2025
Holdings [Line Items]
Percent of Total Investments	100.00%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
Yankee bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Corporate bonds government guaranteed [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%